Apr. 30, 2021
Alight Money Market Fund
Alight Money Market Fund(Nasdaq Ticker Symbol: HEWXX)Series of Alight Series Trust
INVESTMENT OBJECTIVE
The Alight Money Market Fund (the “Fund”), a series of Alight Series Trust (the “Trust”), seeks to provide a high level of income while preserving capital and liquidity.
FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment):
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual FundOperating Expenses (after Fee Waiver/Expense Reimbursement) for the period of the contractual waiver set forth above and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
PRINCIPAL INVESTMENT STRATEGIES AND POLICIES
The Fund pursues its investment objective by investing all of its investable assets in the Portfolio, which is a series of the MIP. All investments are made at the Portfolio level. This structure is sometimes called a “master/feeder” structure. As a result, the Fund’s investment results will correspond directly to the investment results of the Portfolio. The Portfolio has a similar investment objective and substantially similar investment policies as the Fund and therefore is subject generally to the same risks as the Fund. Like the Fund, the Portfolio is a “government money market fund” under Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “1940 Act”); therefore, the Portfolio seeks to maintain the value of an investment in its interests at $1.00 per interest.The Portfolio seeks to achieve its investment objective by investing at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash. The Portfolio invests in securities maturing in 397 days or less (with certain exceptions) and the Portfolio will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. In addition, the Portfolio may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.The Portfolio will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. Treasury bills, notes and other obligations of the U.S. Treasury, and repurchase agreements secured by such obligations. This policy is a non‑fundamental policy of the Portfolio, and the Portfolio will not change the policy without providing shareholders with at least 60 days’ prior notice of any change in the policy.U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government. The principal and interest of all securities held by the Portfolio are payable in U.S. dollars.The securities purchased by the Portfolio are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the 1940 Act and other rules of the Securities and Exchange Commission. The Portfolio will only purchase securities that present minimal credit risk as determined by the Portfolio’s investment adviser, BFA, pursuant to guidelines approved by the MIP Board.
MAIN RISKS
Risk is inherent in all investing. You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. The following is a summary description of the principal risks of investing in the Fund (and consequently, the Portfolio). The order of the below risk factors does not indicate the significance of any particular risk factor. • Credit Risk—Credit risk refers to the possibility that the issuer of a debt security (i.e., the borrower) will not be able to make payments of interest and principal when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Portfolio’s investment in that issuer. • Income Risk—Income risk is the risk that the Portfolio’s yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates. • Interest Rate Risk—Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities. Due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Portfolio. Very low or negative interest rates may magnify interest rate risk. During periods of very low or negative interest rates, the Portfolio may be unable to maintain positive returns or pay dividends to Portfolio shareholders. Changing interest rates, including rates that fall below zero, may have unpredictable effects on the markets, may result in heightened market volatility and may detract from the Portfolio’s ability to achieve its investment objective. • Market Risk and Selection Risk—Market risk is the risk that one or more markets in which the Portfolio invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues like pandemics or epidemics, recessions, or other events could have a significant impact on the Portfolio and its investments. Selection risk is the risk that the securities selected by Portfolio management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money. A recent outbreak of an infectious coronavirus has developed into a global pandemic that has resulted in numerous disruptions in the market and has had significant economic impact leaving general concern and uncertainty. Because the Portfolio invests in short-term instruments, these events have caused some instruments to have declining yields, which may impair the results of the Portfolio if these conditions persist. The impact of this coronavirus, and other epidemics or pandemics that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. • Repurchase Agreements Risk—If the other party to a repurchase agreement defaults on its obligation under the agreement, the Portfolio may suffer delays and incur costs or lose money in exercising its rights under the agreement. If the seller fails to repurchase the security and the market value of the security declines, the Portfolio may lose money. • Stable Net Asset Value Risk—The Portfolio may not be able to maintain a stable net asset value (“NAV”) of $1.00 per share at all times. If the Portfolio fails to maintain a stable NAV (or if there is a perceived threat of such a failure), the Portfolio, along with other money market funds, could be subject to increased redemption activity. • Treasury Obligations Risk—Direct obligations of the U.S. Treasury have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Portfolio. • U.S. Government Obligations Risk—Certain securities in which the Portfolio may invest, including securities issued by certain U.S. Government agencies and U.S. Government sponsored enterprises, are not guaranteed by the U.S. Government or supported by the full faith and credit of the United States. • Variable and Floating Rate Instrument Risk—Variable and floating rate securities provide for periodic adjustment in the interest rate paid on the securities. These securities may be subject to greater illiquidity risk than other fixed income securities, meaning the absence of an active market for these securities could make it difficult for the Portfolio to dispose of them at any given time. • When-Issued and Delayed Delivery Securities and Forward Commitments Risk—When-issued and delayed delivery settlement securities and forward contracts involve the risk that the security the Portfolio buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Portfolio may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
PERFORMANCE
The bar chart and table below provide some indication of the risks of investing in the Fund. The chart shows how the Fund’s performance has varied from year to year, which is one indication of the risks of investing in the Fund. The table shows the average annual total returns for the Fund for the 1‑year, 5‑year and 10‑year periods and shows how the Fund’s returns have compared with a broad measure of market performance. Please remember that the Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. If BFA and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a‑7 under the 1940 Act. Effective May 2, 2016, the Fund became a “government money market fund” pursuant to Rule 2a‑7 under the 1940 Act. The performance for periods prior to that date reflects the prior investment strategy utilized by the Fund. That prior strategy permitted the Fund to invest in a wider range of money market securities and instruments, and the Fund was not constrained by the requirement to invest at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other direct obligations of the U.S. Treasury, and repurchase agreements secured by such obligations or cash.
YEAR‑BY‑YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)
During the periods shown in the bar chart above:Best Quarter ReturnWorst Quarter Return0.45% (Q2 2019)0.00% (Q3 2014)
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/20